Share based compensation - Summary of stock option activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Number of shares	486,755	333,588	355,408
Granted	42,500	266,500	28,180
Forfeited /Cancelled	(40,000)	(113,333)	(50,000)
Outstanding, Number of shares	489,255	486,755	333,588	355,408
Options vested and exercisable	376,493	329,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted average exercise price	$ 10.79	$ 5.74	$ 5.74
Granted	58.00	14.37	11.00
Forfeited	0	0	0
Outstanding, Weighted average exercise price	14.58	10.79	$ 5.74	$ 5.74
Options vested and exercisable	$ 6.21	$ 6.31
Outstanding, intrinsic value
Outstanding, intrinsic value	$ 19,571,655	$ 1,782,729	$ 1,782,729
Granted	595,000	9,761,125
Forfeited	0	0	0
Outstanding, intrinsic value	$ 30,388,510	$ 19,571,655	$ 1,782,729	$ 1,782,729
Options vested and exercisable, Weighted remaining contractual life (in years)	4 years	4 years
Options vested and exercisable	$ 24,771,202	$ 14,723,342
Outstanding, weighted remaining contractual life (in years)
Granted	9 years 9 months 18 days	9 years 8 months 12 days	9 years 7 months 6 days
Outstanding, weighted remaining contractual life (in years)	8 years 8 months 12 days	8 years 9 months 18 days	7 years 2 months 12 days	8 years 2 months 12 days